Share-Based Compensation - Dean Foods Restricted Stock Unit Grants and Restricted Stock Unit Expense (Detail) (Dean Foods Net Investment [Member], Restricted Stock Units [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dean Foods Net Investment [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per share of RSUs granted	$ 16.34	$ 12.07	$ 10.34
Tax benefit related to RSU expense	$ 650	$ 1,163	$ 1,378